Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10. INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax asset
Start-up costs	$187,396	$29,691
Net operating loss	—	21,704
Total deferred tax asset	187,396	50,765
Valuation allowance	(187,396)	(50,765)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	For the year ended December 31, 2022	From March 5, 2021 (inception) through December 31, 2021
Federal
Current	$290,342	$—
Less:
Loss carryforward
Deferred	(136,631)	(50,765)
State
Current	—	—
Deferred	—	—
Change in valuation allowance	136,631	50,765
Income tax provision	$290,342	$—

As of December 31, 2022, the Company has $nil of U.S. federal net operating loss carryovers.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from March 5 (inception) through to December 31, 2021, the change in the valuation allowance was $136,631 and $50,765, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21%	21%
Transaction costs associated with the Initial Public Offering	6%	(1)%
Change in valuation allowance	3%	(3)%
Change in fair value of warrant liabilities and forward purchase agreement	(23)%	(17)%
Income tax provision	7%	0%

Income tax is generally open for three years for examination by IRS.